Rule 497(e)
Registration Nos. 333-176976 and 811-22245

First Trust Exchange-Traded Fund III

(the “Trust”)

First Trust RiverFront Dynamic Developed International ETF

First Trust RiverFront Dynamic Emerging Markets ETF

First Trust RiverFront Dynamic Europe ETF

(the “Funds”)

Supplement To the Funds’ Prospectus and Statement of Additional Information

Dated December 15, 2023

Notwithstanding anything to the contrary in the Funds’ Prospectus or Statement of Additional Information, Scott Hays will no longer serve as a portfolio manager of the Funds.

Please Keep this Supplement with Your Fund Prospectus

and Statement of Additional Information